INVENTORIES (Narrative) (Details) - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Classes of current inventories [abstract]
Inventory expensed to cost of goods sold	$ 17,203	$ 11,135
Non-cash expense related to the changes in fair value of inventory sold	10,122	6,374
Write downs of inventories recognized cost of sales	$ 291